Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment (Textual)
Depreciation expenses	$ 2,628,884	$ 2,474,434
Cost of revenue [Member]
Property and Equipment (Textual)
Depreciation expenses	2,423,655	2,194,582
Selling and marketing expenses [Member]
Property and Equipment (Textual)
Depreciation expenses	$ 117,648	$ 121,740